SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)												1 Months Ended			3 Months Ended	12 Months Ended
	May 11, 2026	Apr. 09, 2026	Apr. 02, 2026	Mar. 12, 2026	Mar. 12, 2026	Feb. 19, 2026	Feb. 17, 2026	Feb. 03, 2026	Jan. 08, 2026	Jan. 05, 2026	Dec. 18, 2025	Mar. 28, 2026	Dec. 31, 2025	Dec. 18, 2025	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Number of options, forfeited															1,390,000
Convertible debentures [Member]
Subsequent Event [Line Items]
Number of shares/Warrants issued											3,834,857			3,834,857
Rick Svetkoff [Member]
Subsequent Event [Line Items]
Damages sought															$ 26,000,000
Restricted share units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares/Warrants issued					114,250							114,250	114,250			114,250
Number of vesting shares																114,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common shares issued for settlement of RSUs			114,250
Number of shares/Warrants issued									24,285	29,341
Number of warrants exercised									25,000	30,000
Weighted average exercise, exercised									$ 0.33	$ 0.33
Subsequent Event [Member] | Rick Svetkoff [Member]
Subsequent Event [Line Items]
Withdrew and transferred to accounts							$ 1,395,869	$ 500,000
Damages sought		$ 26,000,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of options, forfeited						500,000
Subsequent Event [Member] | Secretary [Member]
Subsequent Event [Line Items]
Number of options, forfeited						640,000
Subsequent Event [Member] | Rick Svetkoff [Member]
Subsequent Event [Line Items]
Damages sought			$ 26,000,000
Subsequent Event [Member] | Jose Arias [Member]
Subsequent Event [Line Items]
One-time sign-on bonus	$ 20,000
Stock options granted	150,000
Stock options vesting description	25% after 12 months, with the remaining 75% vesting monthly in equal installments over the subsequent 24 months
Subsequent Event [Member] | Restricted share units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares/Warrants issued			114,250	114,250
Number of vesting shares			114,250	114,250